VANECK MORNINGSTAR WIDE MOAT VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.8%
Banks : 2.4%
US Bancorp 2,406 $ 115,079
Underline
Capital Goods : 19.7%
Allegion plc 599 78,277
Boeing Co. * 1,313 232,401
Emerson Electric Co. 1,058 131,118
Honeywell International, Inc. 525 118,592
Huntington Ingalls Industries,
Inc. 727 137,381
Masco Corp. 1,616 117,273
Northrop Grumman Corp. 229 107,467
Otis Worldwide Corp. 464 42,971
965,480
Consumer Durables & Apparel : 3.8%
NIKE, Inc. 2,403 181,835
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Financial Services : 3.3%
Charles Schwab Corp. 1,688 124,929
MarketAxess Holdings, Inc. 158 35,714
160,643
Food, Beverage & Tobacco : 14.3%
Altria Group, Inc. 4,036 211,042
Brown-Forman Corp. 2,175 82,607
Constellation Brands, Inc. 447 98,787
Mondelez International, Inc. 1,726 103,094
The Campbell's Company 4,741 198,553
694,083
Health Care Equipment & Services : 5.7%
GE HealthCare Technologies,
Inc. 1,517 118,599
Zimmer Biomet Holdings, Inc. 1,534 162,036
280,635
Household & Personal Products : 5.3%
Estee Lauder Cos, Inc. 650 48,737
Kenvue, Inc. 9,651 206,049
254,786
Number
of Shares Value
Materials : 6.5%
Corteva, Inc. 2,100 $ 119,616
International Flavors &
Fragrances, Inc. 2,286 193,281
312,897
Media & Entertainment : 5.7%
Alphabet, Inc. 553 104,683
Walt Disney Co. 1,527 170,031
274,714
Pharmaceuticals, Biotechnology & Life
Sciences : 22.3%
Bio-Rad Laboratories, Inc. * 335 110,051
Bristol-Myers Squibb Co. 4,185 236,705
Danaher Corp. 463 106,282
Gilead Sciences, Inc. 2,502 231,110
Merck & Co., Inc. 699 69,537
Pfizer, Inc. 7,978 211,656
Thermo Fisher Scientific, Inc. 139 72,312
West Pharmaceutical Services,
Inc. 127 41,600
1,079,253
Semiconductors & Semiconductor
Equipment : 7.8%
Lam Research Corp. 826 59,662
Microchip Technology, Inc. 1,162 66,641
NXP Semiconductors NV 956 198,705
Teradyne, Inc. 407 51,249
376,257
Software & Services : 0.8%
Adobe, Inc. * 83 36,908
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Transportation : 2.2%
United Parcel Service, Inc. 841 106,050
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Total Common Stocks
(Cost: $4,881,256) 4,838,620
Total Investments: 99.8%
(Cost: $4,881,256) 4,838,620
Other assets less liabilities: 0.2% 7,551
NET ASSETS: 100.0% $ 4,846,171
* Non-income producing